Borrowings and Other Financings (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Long Term Borrowings

The following table sets forth total long-term borrowings as of December 31:

(Amounts in millions)	2012	2011
5.65% Senior Notes, due 2012 (1)	$—	$222
5.75% Senior Notes, due 2014 (1)	500	600
4.59% Senior Notes, due 2015 (2)	151	147
4.95% Senior Notes, due 2015 (1)	350	350
8.625% Senior Notes, due 2016 (1)	300	300
6.52% Senior Notes, due 2018 (1)	600	600
5.68% Senior Notes, due 2020 (2)	276	270
7.70% Senior Notes, due 2020 (1)	400	400
7.20% Senior Notes, due 2021 (1)	399	399
7.625% Senior Notes, due 2021 (1)	760	400
Floating Rate Junior Notes, due 2021 (3)	145	143
6.50% Senior Notes, due 2034 (1)	297	297
6.15% Junior Notes, due 2066 (4)	598	598

Total	$4,776	$4,726

(1)

Senior notes issued by our wholly-owned subsidiary, Genworth Holdings, Inc. (“Genworth Holdings”). Genworth Holdings have the option to redeem all or a portion of the senior notes at any time with proper notice to the note holders at a price equal to the greater of 100% of principal or the sum of the present value of the remaining scheduled payments of principal and interest discounted at the then-current treasury rate plus an applicable spread.

(2)	Senior notes issued by our majority-owned subsidiary, Genworth MI Canada Inc. (“Genworth Canada”).
(3)	Subordinated floating rate notes issued by our indirect wholly-owned subsidiary, Genworth Financial Mortgage Insurance Pty Limited.
(4)	Subordinated notes issued by Genworth Holdings.

Schedule of Non-Recourse Funding Obligations of Special Purpose Consolidated Captive Insurance Subsidiaries

The following table sets forth the non-recourse funding obligations (surplus notes) of our wholly-owned, special purpose consolidated captive insurance subsidiaries as of December 31:

(Amounts in millions)
Issuance	2012	2011
River Lake Insurance Company (a), due 2033	$570	$570
River Lake Insurance Company (b), due 2033	489	500
River Lake Insurance Company II (a), due 2035	192	192
River Lake Insurance Company II (b), due 2035	500	520
River Lake Insurance Company III (a), due 2036	—	411
River Lake Insurance Company III (b), due 2036	—	240
River Lake Insurance Company IV Limited (b) , due 2028	—	508
Rivermont Insurance Company I (a), due 2050	315	315

Total	$2,066	$3,256

(a)	Accrual of interest based on one-month LIBOR that resets every 28 days plus a fixed margin.
(b)	Accrual of interest based on one-month LIBOR that resets on a specified date each month plus a contractual margin.

Principal Amounts of Long Term Debt Including Senior Notes and Non-Recourse Funding by Maturity

Principal amounts under our long-term borrowings (including senior notes) and non-recourse funding obligations by maturity were as follows as of December 31, 2012:

(Amounts in millions)	Amount
2013	$—
2014	500
2015	501
2016	300
2017 and thereafter (1)	5,538

Total	$6,839

(1)	Repayment of $2.1 billion of our non-recourse funding obligations requires regulatory approval.